INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

		As of December 31,
	Note	2022	2023	2023
		VND million	VND million	USD
Short-term
Loans from banks	11.1	6,268,276	21,307,941	892,815,763
Current portion of long-term loans	11.2	8,311,277	7,143,376	299,311,824
Current portion of bonds	11.3	—	11,443,465	479,488,184
TOTAL		14,579,553	39,894,782	1,671,615,771
Long-term
Loans from banks	11.2	27,652,234	22,590,438	946,553,172
Bonds	11.3	13,972,726	7,551,628	316,417,833
Loans from others		—	28,083	1,176,695
TOTAL		41,624,960	30,170,149	1,264,147,700

Schedule of short-term loans from banks and interest rate

Bank	As of December 31, 2023		Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Vietnam Prosperity Joint Stock Commercial	8,357,347	350,177,952	From January	Sharing collateral with a group of
Bank			2024 to	companies guaranteed the ultimate
			June 2024	parent company
Vietnam Technological and Commercial	4,336,556	181,704,349	From January to	Sharing collateral with a group of
Joint Stock Bank			November 2024	companies guaranteed the ultimate
				parent company
Saigon – Hanoi Commercial Joint Stock	1,999,554	83,782,536	From February	Sharing collateral with a group of
Bank			2024 to	companies guaranteed by certain shares
			December 2024	of the ultimate parent company
Joint stock Commercial Bank for Investment	1,495,421	62,659,055	From March	Certain shares of an affiliate of the
and Development of Viet Nam – Ha Thanh			2024 to June	Group held by the ultimate parent
Branch			2024	company
Joint stock Commercial Bank for Investment	1,300,000	54,470,795	From April	Certain shares of an affiliate of the
and Development of Viet Nam – Quang			2024 to June	Group held by the ultimate parent
Trung Branch			2024	company
Westlake Flooring Company, LLC	824,671	34,554,219	May 2024	Vehicles under loan contract
Ho Chi Minh City Development Joint Stock	2,994,392	125,466,857	From January	Certain shares of an affiliate of the
Commercial Bank			2024 to	Group held by the ultimate parent
			June 2024	company
TOTAL	21,307,941	892,815,763

Loans and borrowings	Currency	Interest rate applicable in 2023
Short-term Loans	VND	From 6.7% to 15%
UPAS Letter of Credit	VND	From 10.5% to 14.5%

Schedule of long-term loans from banks and interest rate

Lenders	As of December 31, 2023		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	13,997,995	586,524,554	From March 2024 to September 2030	(i)
In which: current portion	2,176,904	91,213,609
Syndicated loan No.2	4,473,261	187,432,372	From May 2024 to November 2024	(i)
In which: current portion	4,473,261	187,432,372
Syndicated loan No.4	2,200,874	92,217,967	From June 2024 to December 2026	(i)
In which: current portion	358,215	15,009,428
Syndicated loan No.5	3,127,891	131,060,546	From November 2024 to November 2029	(i)
In which: current portion	129,791	5,438,322
Syndicated loan No.6	5,918,804	248,001,508	From November 2025 to November 2026	(i)
Loan from others	14,989	628,049	From January 2024 to October 2026	Unsercured
In which: current portion	5,205	218,093
TOTAL	29,733,814	1,245,864,996
In which:
Non-current portion	22,590,438	946,553,172
Current portion	7,143,376	299,311,824

Lenders	As of December 31, 2022		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	15,287,959	640,574,834	From March 2023 to September 2030	(i)
In which: current portion	2,119,385	88,803,528
Syndicated loan No.2	5,563,099	233,097,251	From May 2023 to November 2024	(i)
In which: current portion	1,277,045	53,508,967
Syndicated loan No.3	4,714,072	197,522,501	April 2023	(i)
In which: current portion	4,714,072	197,522,501
Syndicated loan No.4	2,290,606	95,977,793	From December 2023 to December 2026	(i)
In which: current portion	176,775	7,406,981
Syndicated loan No.5	2,912,644	122,041,565	From November 2024 to November 2029	(i)
Syndicated loan No.6	5,137,283	215,255,300	From November 2025 to November 2026	(i)
Other loan from bank	57,848	2,423,868	From March 2023 to December 2024	(i)
In which: current portion	24,000	1,005,614
TOTAL	35,963,511	1,506,893,112
In which:
Non-current portion	27,652,234	1,158,645,521
Current portion	8,311,277	348,247,591
(i)	As of December 31, 2023 and 2022, these long-term loans were secured by:
●	Property, plant and equipment (Note 9), the Debt Service Reserve Account at the offshore account management bank, the Revenue Account at a commercial bank with outstanding balance and accumulated other related benefits arising from such account;

11.2Long-term loans from banks (continued)

●	Certain shares of an affiliate held by another affiliate, certain shares of another subsidiary held by the ultimate parent company;
●	Payment guarantee from the ultimate parent company and a commercial bank. The payment guarantee from the commercial bank is secured by certain properties held by affiliates;

Loans and borrowings	Currency	Interest rate applicable in 2023
Secured loans	VND	Floating interest rate, determined by the bank every six months, 10.2% to 11.8% per annum
Secured loans without swap contract	USD	Floating interest rate, from 4.93% to 9.09% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 20A)	USD	Fixed interest rate under swap contract from 4.1% to 9.15% per annum